Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 1-3 YEARS
Central Index Key	dei_EntityCentralIndexKey	0000739594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A